Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
GOODWILL

11. GOODWILL

For the years ended December 31, 2022 and 2023, the changes in the carrying value of goodwill by reporting units are as follows:

	Merchandise	Fresh products	Total
	RMB	RMB	RMB

Balance as of January 1, 2022	7,184,549	1,116,904	8,301,453
Additions	11,585,139	-	11,585,139
Decrease due to deconsolidation of Farm Entities	-	(1,116,904)	(1,116,904)

Balance as of December 31, 2022 and January 1, 2023	18,769,688	-	18,769,688
Additions	29,865,098	-	29,865,098
Decrease due to deconsolidation of Mengwei	(1,635,431)	-	(1,635,431)
Impairment for goodwill of Cook SF	(6,592,220)		(6,592,220)

Balance as December 31, 2023	40,407,135	-	40,407,135

The movement of the impairment for goodwill is as follows:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	-	-	-

Current period provision	-	-	(6,592,220)

Balance at the end of the year	-	-	(6,592,220)

Goodwill is not amortized and has been assigned to reporting units for purposes of impairment testing. Our reporting units are our individual operating segments.

The Company performed the impairment test for the goodwill allocated to the Merchandise reporting unit and the Fresh products reporting unit and concluded that the impairment for goodwill of RMB6,592,220 for Cook SF was noted as December 31, 2023. There was no impairment for the goodwill as of December 31, 2021 and 2022.